Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Disclosure Of Detailed Information On Trade And Other Receivables

As at (millions)	2023	2022
Accounts receivable – billed	$278	$223
Accounts receivable – unbilled	194	201
Other receivables	28	5
	500	429
Allowance for doubtful accounts	(2)	(1)
Total	$498	$428
The following table presents an analysis of the age of customer accounts receivable. Any late payment charges are levied at a negotiated rate on outstanding non-current customer account balances.

As at (millions)	2023	2022
Customer accounts receivable – billed, net of allowance for doubtful accounts
Less than 30 days past billing date	$174	$154
30-60 days past billing date	78	44
61-90 days past billing date	11	12
More than 90 days past billing date	13	12
	276	222
Accounts receivable – unbilled	194	201
Other receivables	28	5
Total	$498	$428

Disclosure Of Detailed Information On Allowance for Doubtful Accounts
The following table presents a summary of the activity related to our allowance for doubtful accounts:

Years Ended December 31 (millions)	2023	2022
Balance, beginning of year	$1	$2
Additions	1	—
Write-off	—	(1)
Balance, end of year	$2	$1